SHAREHOLDERS’ EQUITY (Details Narrative) $ in Thousands			9 Months Ended	12 Months Ended
	Jul. 30, 2026 USD ($) shares	Jan. 07, 2026 USD ($)	Sep. 30, 2026 USD ($) shares	Dec. 31, 2025 shares	Jul. 12, 2026 shares
IfrsStatementLineItems [Line Items]
Number of common shares issued			833,333
Number of warrants exercised			101,998	225,332
Proceeds from exercise of options | $		$ 20,000
[custom:NumberOfRepurchaseOfShares]	1,066,541
Reverse repurchase agreements and cash collateral on securities borrowed | $	$ 6,701
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			987,500		230,000
Number of RSUs exercised			987,500	219,667
Share options [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			101,998
Number of warrants exercised			101,998
Proceeds from exercise of options | $			$ 201
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued			252,967
Number of warrants exercised			252,967
Proceeds from exercise of warrants | $			$ 946